Operating Expenses - Schedule of Operating Expenses (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Net of sublease	$ 126	$ 92